Exhibit 99.1

Hyundai Auto Receivables Trust 2015-A
Monthly Servicing Report

Collection Period	February 2019
Distribution Date	03/15/19
Transaction Month	50
30/360 Days	30
Actual/360 Days	28

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	December 26, 2014
Closing Date:	January 21, 2015

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,300,588,453.92	71,733	3.22%	56.95
Original Adj. Pool Balance:		$1,260,113,012.83

		Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$238,000,000.00	18.299%	0.24000%		January 15, 2016
Class A-2 Notes	Fixed	$400,000,000.00	30.755%	0.68000%		October 16, 2017
Class A-3 Notes	Fixed	$400,000,000.00	30.755%	1.05000%		April 15, 2019
Class A-4 Notes	Fixed	$128,230,000.00	9.859%	1.37000%		July 15, 2020
Class B Notes	Fixed	$22,680,000.00	1.744%	1.78000%		July 15, 2020
Class C Notes	Fixed	$34,020,000.00	2.616%	1.98000%		July 15, 2020
Class D Notes	Fixed	$27,720,000.00	2.131%	2.73000%		June 15, 2021
Total Securities		$1,250,650,000.00	96.160%

Overcollateralization		$9,463,012.83	0.728%
YSOA		$40,475,441.09	3.112%
Total Original Pool Balance		$1,300,588,453.92	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$-	-	$-	-	$-
Class A-4 Notes	$-	-	$-	-	$-
Class B Notes	$-	-	$-	-	$-
Class C Notes	$27,973,047.34	0.8222530	$18,923,004.94	0.5562318	$9,050,042.40
Class D Notes	$27,720,000.00	1.0000000	$27,720,000.00	1.0000000	$-
Total Securities	$55,693,047.34	0.0445313	$46,643,004.94	0.0372950	$9,050,042.40

Weighted Avg. Coupon (WAC)	3.41%		3.44%
Weighted Avg. Remaining Maturity (WARM)	13.87		13.31
Pool Receivables Balance	$75,762,142.31		$66,530,920.87
Remaining Number of Receivables	21,719		20,589

Adjusted Pool Balance	$74,594,742.53		$65,544,700.13

III. COLLECTIONS

Principal:
Principal Collections	$9,052,387.92
Repurchased Contract Proceeds Related to Principal
Recoveries/Liquidation Proceeds	$115,972.51
Total Principal Collections	$9,168,360.43

Interest:
Interest Collections	$210,952.68
Late Fees & Other Charges	$28,822.52
Interest on Repurchase Principal	$-
Total Interest Collections	$239,775.20

Collection Account Interest	$14,833.96
Reserve Account Interest	$5,515.24
Servicer Advances	$-

Total Collections	$9,428,484.83

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Hyundai Auto Receivables Trust 2015-A
Monthly Servicing Report

Collection Period	February 2019
Distribution Date	03/15/19
Transaction Month	50
30/360 Days	30
Actual/360 Days	28

IV. DISTRIBUTIONS

Total Collections					$9,428,484.83
Reserve Account Release					$-
Reserve Account Draw					$-
Total Available for Distribution					$9,428,484.83

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$63,135.12	$-	$63,135.12	$63,135.12
Collection Account Interest					$14,833.96
Late Fees & Other Charges					$28,822.52
Total due to Servicer					$106,791.60

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$-		$-
Class A-4 Notes		$-		$-

Total Class A interest:		$-		$-	$-

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$-		$-	$-

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$46,155.53		$46,155.53	$46,155.53

7. Third Priority Principal Distribution:		$-		$-	$-

8. Class D Noteholders Interest:		$63,063.00		$63,063.00	$63,063.00

Available Funds Remaining:					$9,212,474.70

9. Regular Principal Distribution Amount:					$9,050,042.40

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$-
Class A-3 Notes				$-
Class A-4 Notes				$-
Class A Notes Total:		$-		$-
Class B Notes Total:		$-		$-
Class C Notes Total:		$9,050,042.40		$9,050,042.40
Class D Notes Total:		$-		$-
Total Noteholders Principal		$9,050,042.40		$9,050,042.40

10. Required Deposit to Reserve Account					0.00

11. Trustee Expenses					0.00

12. Remaining Available Collections Released to Certificateholder					162,432.30

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$1,167,399.78
Beginning Period Amount	$1,167,399.78
Current Period Amortization	$181,179.04
Ending Period Required Amount	$986,220.74
Ending Period Amount	$986,220.74
Next Distribution Date Required Amount	$826,271.43

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Hyundai Auto Receivables Trust 2015-A
Monthly Servicing Report

Collection Period	February 2019
Distribution Date	03/15/19
Transaction Month	50
30/360 Days	30
Actual/360 Days	28

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$3,150,282.53
Beginning Period Amount	$3,150,282.53
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$3,150,282.53
Ending Period Amount	$3,150,282.53

VII. OVERCOLLATERALIZATION

Overcollateralization Target	1.50%
Overcollateralization Floor	1.50%

	Beginning	Ending	Target
Overcollateralization Amount	$18,901,695.19	$18,901,695.19	$18,901,695.19
Overcollateralization as a % of Original Adjusted Pool	1.50%	1.50%	1.50%
Overcollateralization as a % of Current Adjusted Pool	25.34%	28.84%	28.84%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	98.19%	20,216	96.69%	$64,327,874.96
30 - 60 Days	1.45%	298	2.63%	$1,749,235.45
61 - 90 Days	0.28%	58	0.57%	$377,921.93
91-120 Days	0.08%	17	0.11%	$75,888.53
121 + Days	0.00%	0	0.00%	$-
Total		20,589		$66,530,920.87

Delinquent Receivables 30+ Days Past Due
Current Period	1.81%	373	3.31%	$2,203,045.91
1st Preceding Collection Period	1.96%	426	3.65%	$2,764,616.95
2nd Preceding Collection Period	2.07%	471	3.66%	$3,126,751.46
3rd Preceding Collection Period	1.81%	429	3.20%	$3,045,617.91
Four-Month Average	1.91%		3.45%

Repossession in Current Period		14		$91,616.46
Repossession Inventory		57		$70,913.75

Current Charge-Offs
Gross Principal of Charge-Offs				$178,833.52
Recoveries				$(115,972.51)
Net Loss				$62,861.01

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				1.00%

Average Pool Balance for Current Period				$71,146,531.59

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				1.06%
1st Preceding Collection Period				-1.19%
2nd Preceding Collection Period				-0.59%
3rd Preceding Collection Period				-0.47%
Four-Month Average				-0.30%

Cumulative Charge-Offs	Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs	19	2,713	$36,176,169.69
Recoveries	10	2,513	$(21,356,063.88)
Net Loss			$14,820,105.81
Cumulative Net Loss as a % of Initial Pool Balance			1.14%

Net Loss for Receivables that have experienced a Net Loss *	9	1,998	$14,965,095.44
Average Net Loss for Receivables that have experienced a Net Loss			$7,490.04

Principal Balance of Extensions			$348,724.12
Number of Extensions			47

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

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